Schedule of supplemental information on statement of cash flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Amounts paid/received during the period:
Withholding income tax paid on behalf of third-parties	$ 386	$ 464
Capital expenditures and financing activities not involving cash
Lease	1,094	1,105
Provision/(reversals) for decommissioning costs	(1)	12
Use of deferred tax and judicial deposit for the payment of contingency		$ 1